Concentrations	12 Months Ended
Sep. 30, 2024
Concentrations [Abstract]
CONCENTRATIONS

23. CONCENTRATIONS

Concentrations of credit risk

As of September 30, 2023 and 2024, cash, cash equivalents and restricted cash balances in the PRC was $17,253,995 and $4,459,307 respectively, which were primarily deposited in financial institutions located in PRC, and each bank account is insured by the government authority with the maximum limit of RMB500,000 ($71,249). To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in PRC which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2023 and 2024.

	As of September 30, 2023			As of September 30, 2024
Customer	Amount		% of Total	Amount	% of Total
A	$	*	*	$2,850,541	34%
B		566,209	15%	2,484,807	30%
C		*	*	948,763	11%
D		1,308,360	35%	*	*
Total		$1,874,569	50%	$6,284,111	75%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers as of September 30, 2023 and 2024.

	As of September 30, 2023		As of September 30, 2024
Customer	Amount	% of Total	Amount		% of Total
E	$536,032	14%	$	*	*

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the years ended September 30, 2022, 2023, and 2024.

	Year Ended September 30,
	2022		2023		2024
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total
B	$2,045,462	12%	$4,216,099	27%	$6,467,334	31%
A	*	*	*	*	4,541,215	21%
F	*	*	*	*	2,506,825	12%
G	*	*	*	*	2,356,151	11%
D	*	*	2,148,896	14%	*	*
Total	$2,045,462	12%	$6,364,995	41%	$15,871,525	75%

*	The percentage is below 10%

Concentrations of suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2023 and 2024.

	As of September 30, 2023			As of September 30, 2024
Supplier	Amount		% of Total	Amount	% of Total
A	$	*	*	$621,837	59%
B		273,032	30%	121,550	12%
C		178,180	20%	*	*
D		123,355	14%	*	*
E		90,625	10%	*	*
Total		$665,192	74%	$743,387	71%

*	The percentage is below 10%

The following table sets forth information as to each third party that accounted for 10% or more of total advances to suppliers as of September 30, 2023 and 2024.

	As of September 30, 2023		As of September 30, 2024
Supplier	Amount	% of Total	Amount	% of Total
F	$3,754,783	20%	$5,479,056	32%
G	*	*	4,209,185	25%
H	*	*	3,938,938	23%
I	2,894,737	15%	*	*
J	2,192,982	12%	*	*
K	2,164,474	12%	*	*
Total	$11,006,976	59%	$13,627,179	80%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the years ended September 30, 2022, 2023, and 2024.

	Year Ended September 30,
	2022			2023			2024
Suppliers	Amount		% of Total	Amount		% of Total	Amount	% of Total
H	$	*	*	$	*	*	$4,320,180	23%
F		*	*		2,526,308	17%	4,112,854	22%
G		*	*		*	*	3,753,908	20%
L		*	*		1,884,765	13%	2,099,064	11%
M		*	*		2,179,826	15%	*	*
N		2,188,426	10%		*	*	*	*
Total		$2,188,426	10%		$6,590,899	45%	$14,286,006	76%

*	The percentage is below 10%